Organization and Significant Accounting Policies, Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Loss [Roll Forward]
Beginning balance		$ (17,747)
Net other comprehensive income (loss)		(430)	$ 54	$ (75)
Ending balance		167,825	(17,747)
Tax benefit included in other comprehensive income (loss)		0	0	0
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Loss [Roll Forward]
Beginning balance		(21)	(75)	0
Ending balance		(451)	(21)	(75)
Unrealized Gains (Losses) on Investments [Member]
Accumulated Other Comprehensive Loss [Roll Forward]
Other comprehensive income (loss), net of tax	[1]	(337)	75	(75)
Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Loss [Roll Forward]
Other comprehensive income (loss), net of tax		$ (93)	$ (21)	$ 0

[1]	There was no tax benefit for other comprehensive income (loss) for the years ended December 31, 2017, 2016 and 2015.